TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
TAXES PAYABLE
Schedule of Taxes payable
	December 31,	December 31,
	2023	2022

Income tax payable	$840,892	$865,605
Value added tax payable	559,526	476,254
Other taxes payable	38,240	5,133
Total taxes payable	$1,438,658	$1,346,992